Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2030 Fund
December 31, 2021
Z30-NPRT3-0322
1.9884241.104
Domestic Equity Funds - 34.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	2,051	33,739
Fidelity Series Commodity Strategy Fund (a)	2,307	9,436
Fidelity Series Large Cap Growth Index Fund (a)	1,105	21,381
Fidelity Series Large Cap Stock Fund (a)	1,252	23,773
Fidelity Series Large Cap Value Index Fund (a)	2,924	45,500
Fidelity Series Small Cap Opportunities Fund (a)	763	11,388
Fidelity Series Value Discovery Fund (a)	1,016	16,832
TOTAL DOMESTIC EQUITY FUNDS (Cost $150,472)		162,049

International Equity Funds - 31.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	680	9,877
Fidelity Series Emerging Markets Fund (a)	502	5,273
Fidelity Series Emerging Markets Opportunities Fund (a)	2,255	47,406
Fidelity Series International Growth Fund (a)	1,165	22,265
Fidelity Series International Index Fund (a)	763	9,349
Fidelity Series International Small Cap Fund (a)	360	7,699
Fidelity Series International Value Fund (a)	1,994	22,277
Fidelity Series Overseas Fund (a)	1,546	22,262
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $143,279)		146,408

Bond Funds - 33.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	94	942
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,050	10,637
Fidelity Series Corporate Bond Fund (a)	1,922	21,156
Fidelity Series Emerging Markets Debt Fund (a)	272	2,463
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	88	826
Fidelity Series Floating Rate High Income Fund (a)	50	466
Fidelity Series Government Bond Index Fund (a)	2,664	28,190
Fidelity Series High Income Fund (a)	312	2,978
Fidelity Series Inflation-Protected Bond Index Fund (a)	831	8,791
Fidelity Series International Credit Fund (a)	7	69
Fidelity Series International Developed Markets Bond Index Fund (a)	910	8,945
Fidelity Series Investment Grade Bond Fund (a)	2,588	30,070
Fidelity Series Investment Grade Securitized Fund (a)	2,024	20,829
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,118	18,049
Fidelity Series Real Estate Income Fund (a)	151	1,777
TOTAL BOND FUNDS (Cost $156,017)		156,188

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.08% (a)(b)	1,102	1,102
Fidelity Series Short-Term Credit Fund (a)	126	1,261
Fidelity Series Treasury Bill Index Fund (a)	331	3,307
TOTAL SHORT-TERM FUNDS (Cost $5,679)		5,670

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $455,447)	470,315
NET OTHER ASSETS (LIABILITIES) - 0.0%	6
NET ASSETS - 100.0%	470,321

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	3,525	2,576	7	(11)	4	942
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	10,662	85	65	-	60	10,637
Fidelity Series Blue Chip Growth Fund	11,225	28,091	4,629	3,894	(190)	(758)	33,739
Fidelity Series Canada Fund	2,572	7,155	405	200	(6)	561	9,877
Fidelity Series Commodity Strategy Fund	4,113	10,196	3,629	1,873	(498)	(746)	9,436
Fidelity Series Corporate Bond Fund	6,713	15,621	1,173	267	(11)	6	21,156
Fidelity Series Emerging Markets Debt Fund	808	1,849	168	47	(17)	(9)	2,463
Fidelity Series Emerging Markets Debt Local Currency Fund	267	641	33	30	(1)	(48)	826
Fidelity Series Emerging Markets Fund	1,892	4,122	378	161	(6)	(357)	5,273
Fidelity Series Emerging Markets Opportunities Fund	17,020	41,208	3,466	5,061	(100)	(7,256)	47,406
Fidelity Series Floating Rate High Income Fund	156	376	66	9	(2)	2	466
Fidelity Series Government Bond Index Fund	8,278	20,942	1,053	117	(20)	43	28,190
Fidelity Series Government Money Market Fund 0.08%	1,026	1,598	1,522	-	-	-	1,102
Fidelity Series High Income Fund	934	2,153	120	72	(1)	12	2,978
Fidelity Series Inflation-Protected Bond Index Fund	8,310	14,762	14,109	721	(63)	(109)	8,791
Fidelity Series International Credit Fund	67	2	-	2	-	-	69
Fidelity Series International Developed Markets Bond Index Fund	-	9,085	104	5	(1)	(35)	8,945
Fidelity Series International Growth Fund	6,326	17,502	1,485	1,616	-	(78)	22,265
Fidelity Series International Index Fund	2,641	7,107	512	215	(7)	120	9,349
Fidelity Series International Small Cap Fund	2,282	6,052	355	839	(5)	(275)	7,699
Fidelity Series International Value Fund	6,319	17,467	1,496	1,014	(18)	5	22,277
Fidelity Series Investment Grade Bond Fund	9,188	22,210	1,281	289	(16)	(31)	30,070
Fidelity Series Investment Grade Securitized Fund	6,437	15,362	880	67	(7)	(83)	20,829
Fidelity Series Large Cap Growth Index Fund	7,061	14,918	2,929	556	63	2,268	21,381
Fidelity Series Large Cap Stock Fund	7,760	17,985	2,305	1,258	8	325	23,773
Fidelity Series Large Cap Value Index Fund	14,782	33,740	3,794	2,525	(58)	830	45,500
Fidelity Series Long-Term Treasury Bond Index Fund	4,054	14,623	1,064	169	(95)	531	18,049
Fidelity Series Overseas Fund	6,337	16,546	1,827	599	26	1,180	22,262
Fidelity Series Real Estate Income Fund	564	1,239	68	42	(1)	43	1,777
Fidelity Series Short-Term Credit Fund	505	1,329	554	15	(5)	(14)	1,261
Fidelity Series Small Cap Opportunities Fund	3,740	9,370	1,060	1,457	(83)	(579)	11,388
Fidelity Series Treasury Bill Index Fund	1,632	4,254	2,579	1	(1)	1	3,307
Fidelity Series Value Discovery Fund	5,462	13,146	1,817	1,278	(30)	71	16,832
	148,471	384,838	57,522	24,471	(1,156)	(4,316)	470,315

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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